Revenue - Schedule of Disaggregated Revenue by Principal Activities and Products (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregated revenue by principal activities and products [line items]
Revenue		$ 27,587	$ 31,689	$ 31,648
Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		27,587	28,132	27,449
Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		4,377	4,330	3,917
Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		8,704	9,076	8,562
Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		6,166	6,595	6,605
Continuing operations [member] | Architectural products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		4,605	4,052	4,133
Continuing operations [member] | Infrastructure products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		1,447	1,637	1,479
Continuing operations [member] | Construction accessories [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		626	660	700
Continuing operations [member] | Architectural glass and glazing systems and wholesale hardware distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		1,662	1,782	1,690
Continuing operations [member] | DIY [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue				363
Discontinued operations [member] | Exterior and interior products - Americas Distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue				8
Discontinued operations [member] | General Builders Merchants, DIY and Sanitary, Heating & Plumbing - Europe Distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue			3,557	4,191
Americas Materials [member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	11,273	11,626	10,572
Americas Materials [member] | Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	1,403	1,368	957
Americas Materials [member] | Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	5,604	5,649	5,114
Americas Materials [member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	4,266	4,609	4,501
Europe Materials [Member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	9,141	9,509	9,498
Europe Materials [Member] | Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	2,974	2,962	2,960
Europe Materials [Member] | Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	3,100	3,427	3,448
Europe Materials [Member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	1,732	1,801	1,821
Europe Materials [Member] | Continuing operations [member] | Architectural products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	1,166	1,069	1,066
Europe Materials [Member] | Continuing operations [member] | Infrastructure products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	169	250	203
Building Products [Member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		7,173	6,997	7,379
Building Products [Member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		168	185	283
Building Products [Member] | Continuing operations [member] | Architectural products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		3,439	2,983	3,067
Building Products [Member] | Continuing operations [member] | Infrastructure products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		1,278	1,387	1,276
Building Products [Member] | Continuing operations [member] | Construction accessories [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		626	660	700
Building Products [Member] | Continuing operations [member] | Architectural glass and glazing systems and wholesale hardware distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		$ 1,662	$ 1,782	1,690
Building Products [Member] | Continuing operations [member] | DIY [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue				$ 363

[1]	Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.